Parent, Guarantor, Non-Guarantor Unaudited Consolidating Condensed Financial Statements - Consolidating Condensed Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013		Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 93,061	$ 148,689		$ 83,687	$ 87,886		$ 97,869	$ 51,431
Accounts and notes receivable, net	264,437	257,889			168,615
Rig materials and supplies	44,488	41,781			29,422
Deferred costs	10,698	13,682			1,089
Deferred income taxes	8,973	9,940			8,742
Other tax assets	23,313	24,079			33,524
Other current assets	20,162	23,223			12,853
Total current assets	465,132	519,283			342,131
Property, plant and equipment, net	874,300	871,356	[1]		793,197	[1]
Investment in subsidiaries and intercompany advances	0	0			0
Other noncurrent assets	160,936	144,117			120,405
Total assets	1,500,368	1,534,756			1,255,733
Current liabilities:
Current portion of long-term debt	18,801	25,000			10,000
Accounts payable and accrued liabilities	167,455	174,886			137,746
Accrued income taxes	17,195	7,266			4,120
Total current liabilities	203,451	207,152			151,866
Long-term debt	612,574	628,781			469,205
Other long-term liabilities	17,527	26,914			23,182
Long-term deferred tax liability	41,026	38,767			20,847
Intercompany payables	0	0			0
Contingencies	0	0			0
Stockholders' equity:
Common stock	20,164	20,075			19,818
Capital in excess of par value	660,742	657,349			646,217
Accumulated Other Comprehensive Income	1,783	1,888			0
Retained earnings (accumulated deficit)	(60,163)	(47,616)			(74,631)
Total controlling interest stockholders' equity	622,526	631,696			591,404
Noncontrolling interest	3,264	1,446			(771)
Total equity	625,790	633,142			590,633		544,050	588,066
Total liabilities and stockholders' equity	1,500,368	1,534,756			1,255,733
Parent [Member]
Current assets:
Cash and cash equivalents	30,649	88,697		43,492	42,251		55,670	13,835
Accounts and notes receivable, net	(12)	0			(7)
Rig materials and supplies	0	0			0
Deferred costs	0	0			0
Deferred income taxes	(2)	(57)			0
Other tax assets	50,772	54,524			46,249
Other current assets	0	0
Total current assets	81,407	143,164			88,493
Property, plant and equipment, net	(19)	60			60
Investment in subsidiaries and intercompany advances	2,043,180	1,906,128			1,492,708
Other noncurrent assets	(450,209)	(457,954)			(378,297)
Total assets	1,674,359	1,591,398			1,202,964
Current liabilities:
Current portion of long-term debt	18,801	25,000			10,000
Accounts payable and accrued liabilities	67,464	75,268			65,839
Accrued income taxes	(4,420)	0			0
Total current liabilities	81,845	100,268			75,839
Long-term debt	612,574	628,781			469,205
Other long-term liabilities	5,036	5,037			3,933
Long-term deferred tax liability	0	0			0
Intercompany payables	354,161	227,504			62,583
Contingencies	0	0			0
Stockholders' equity:
Common stock	20,164	20,075			19,818
Capital in excess of par value	660,742	657,349			646,217
Accumulated Other Comprehensive Income	0	0
Retained earnings (accumulated deficit)	(60,163)	(47,616)			(74,631)
Total controlling interest stockholders' equity	620,743	629,808			591,404
Noncontrolling interest	0	0			0
Total equity	620,743	629,808			591,404
Total liabilities and stockholders' equity	1,674,359	1,591,398			1,202,964
Guarantor [Member]
Current assets:
Cash and cash equivalents	15,916	8,310		5,921	11,023		4,212	2,317
Accounts and notes receivable, net	122,122	101,299			77,927
Rig materials and supplies	2,578	3,002			2,835
Deferred costs	0	0			0
Deferred income taxes	7,447	8,435			7,615
Other tax assets	(42,985)	(46,770)			(31,136)
Other current assets	6,122	9,089			8,708
Total current assets	111,200	83,365			76,972
Property, plant and equipment, net	564,469	562,148			548,794
Investment in subsidiaries and intercompany advances	(135,328)	(336,570)			(523,143)
Other noncurrent assets	475,387	468,864			370,877
Total assets	1,015,728	777,807			473,500
Current liabilities:
Current portion of long-term debt	0	0			0
Accounts payable and accrued liabilities	92,591	92,546			94,037
Accrued income taxes	6,767	725			612
Total current liabilities	99,358	93,271			94,649
Long-term debt	0	0			0
Other long-term liabilities	6,664	6,743			6,129
Long-term deferred tax liability	50,229	51,747			36,894
Intercompany payables	514,644	291,783			43,657
Contingencies	0	0			0
Stockholders' equity:
Common stock	18,049	18,049			18,049
Capital in excess of par value	740,441	740,438			733,112
Accumulated Other Comprehensive Income	0	0
Retained earnings (accumulated deficit)	(413,657)	(424,224)			(458,990)
Total controlling interest stockholders' equity	344,833	334,263			292,171
Noncontrolling interest	0	0			0
Total equity	344,833	334,263			292,171
Total liabilities and stockholders' equity	1,015,728	777,807			473,500
Non-Guarantor [Member]
Current assets:
Cash and cash equivalents	46,496	51,682		34,274	34,612		37,987	35,279
Accounts and notes receivable, net	142,327	156,590			90,695
Rig materials and supplies	41,910	38,779			26,587
Deferred costs	10,698	13,682			1,089
Deferred income taxes	1,528	1,562			1,127
Other tax assets	15,526	16,325			18,411
Other current assets	14,040	14,134			4,145
Total current assets	272,525	292,754			176,666
Property, plant and equipment, net	309,850	309,148			244,343
Investment in subsidiaries and intercompany advances	1,892,995	1,667,937			1,467,617
Other noncurrent assets	253,763	250,983			219,196
Total assets	2,729,133	2,520,822			2,107,822
Current liabilities:
Current portion of long-term debt	0	0			0
Accounts payable and accrued liabilities	262,044	261,436			205,864
Accrued income taxes	14,848	6,541			3,508
Total current liabilities	276,892	267,977			209,372
Long-term debt	0	0			0
Other long-term liabilities	5,827	15,134			13,120
Long-term deferred tax liability	(9,203)	(12,980)			(16,047)
Intercompany payables	626,054	422,645			216,369
Contingencies	0	0			0
Stockholders' equity:
Common stock	43,003	43,003			43,003
Capital in excess of par value	1,572,919	1,572,919			1,455,246
Accumulated Other Comprehensive Income	1,783	1,888
Retained earnings (accumulated deficit)	208,594	208,790			187,530
Total controlling interest stockholders' equity	1,826,299	1,826,600			1,685,779
Noncontrolling interest	3,264	1,446			(771)
Total equity	1,829,563	1,828,046			1,685,008
Total liabilities and stockholders' equity	2,729,133	2,520,822			2,107,822
Eliminations [Member]
Current assets:
Cash and cash equivalents	0	0		0	0		0	0
Accounts and notes receivable, net	0	0			0
Rig materials and supplies	0	0			0
Deferred costs	0	0			0
Deferred income taxes	0	0			0
Other tax assets	0	0			0
Other current assets	0	0			0
Total current assets	0	0			0
Property, plant and equipment, net	0	0			0
Investment in subsidiaries and intercompany advances	(3,800,847)	(3,237,495)			(2,437,182)
Other noncurrent assets	(118,005)	(117,776)			(91,371)
Total assets	(3,918,852)	(3,355,271)			(2,528,553)
Current liabilities:
Current portion of long-term debt	0	0			0
Accounts payable and accrued liabilities	(254,644)	(254,364)			(227,994)
Accrued income taxes	0	0			0
Total current liabilities	(254,644)	(254,364)			(227,994)
Long-term debt	0	0			0
Other long-term liabilities	0	0			0
Long-term deferred tax liability	0	0			0
Intercompany payables	(1,494,859)	(941,932)			(322,609)
Contingencies	0	0			0
Stockholders' equity:
Common stock	(61,052)	(61,052)			(61,052)
Capital in excess of par value	(2,313,360)	(2,313,357)			(2,188,358)
Accumulated Other Comprehensive Income	0	0
Retained earnings (accumulated deficit)	205,063	215,434			271,460
Total controlling interest stockholders' equity	(2,169,349)	(2,158,975)			(1,977,950)
Noncontrolling interest	0	0			0
Total equity	(2,169,349)	(2,158,975)			(1,977,950)
Total liabilities and stockholders' equity	$ (3,918,852)	$ (3,355,271)			$ (2,528,553)

[1]	Long-lived assets primarily consist of property, plant and equipment, net and exclude assets held for sale, if any